Deposits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) MWh item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Deposits
Reclassification to property and equipment	$ (78,376)
Security Deposit	2,000
Ground Leases	1,800
Deposits on equipment	230,397	$ 194,923	$ 274,833
Oncor
Deposits
Security Deposit			$ 3,100
MicroBT Electronics Technology Co., LTD
Deposits
Reclassification to property and equipment	12,600
Deposits on equipment	191,100
Midas Green Technologies, LLC
Deposits
Reclassification to property and equipment	$ 20,800
Purchase of immersion cooling systems | MWh	200
Deposits on equipment	$ 20,800
Other Miners
Deposits
Reclassification to property and equipment	11,700
Deposits on equipment	18,500
Corsicana Facility Land Site [Member]
Deposits
Security Deposit		$ 4,700
Power Supply Agreement with TXU
Deposits
Security Deposit	$ 23,000
Additional increased mining capacity | MWh	215
Number of Megawatts capacity | item	345
Rockdale Facility Bitcoin Mining Facility Texas Member
Deposits
Reclassification to property and equipment	$ 33,300
Number of miners acquired and received | item		5,130